7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS	12 Months Ended
Jan. 31, 2023
Notes
7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

7.SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

Authorized Share Capital: 100,000,000 common shares without par value

During the year ended January 31, 2023, the Company did not announce or complete any private placements.

During the year ended January 31, 2022, the Company did not announce or complete any private placements.

Option based payments

During the fiscal year ended January 31, 2004, the Company adopted an equity settled stock option plan whereby the Company can reserve approximately 20% of its outstanding shares for issuance to Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106). Under the plan, the exercise price of each option equals the market price of the Company’s stock as calculated on the date of grant. These options can be granted for a maximum term of 10 years.

During the year ended January 31, 2023, 850,000 stock options were granted (2022 – 3,025,000) at an averaged exercise price of $2.74 (2022 - $2.97).

During the year ended January 31, 2023, 700,000 stock options expired unexercised (2022 – 2,875,000) at an averaged exercise price of $3.00 (2022 - $1.49).

During the year ended January 31, 2023, no stock options were exercised (2022 – 50,000) at an exercise price of $nil (2022 - $3.00) for total proceeds of $nil (2022 - $150,000).

Stock option transactions are summarized as follows:

	2023		2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	3,075,000	$2.90	2,975,000	$1.47	2,975,000	$1.47
Granted	850,000	$2.74	3,025,000	$2.97	700,000	$3.00
Expired	(700,000)	$3.00	(2,875,000)	$1.49	(700,000)	$3.00
Exercised	-	$-	(50,000)	$3.00	-	$-

Outstanding, end of year	3,225,000	$2.84	3,075,000	$2.90	2,975,000	$1.47

Options exercisable, end of year	3,225,000	$2.84	3,025,000	$2.90	2,975,000	$1.47

Weighted average remaining life of outstanding options granted in years		2.89		3.56		0.58

Weighted average fair value per option granted		$0.49		$1.32		$0.32

The following stock options were outstanding at January 31, 2023:

Number of Options Outstanding	Number Currently Exercisable	Exercise Price	Expiry Date

100,000	100,000	$1.00	June 26, 2023
700,000	700,000	$3.00	November 2, 2023
100,000	100,000	$2.00	February 23, 2026
2,175,000	2,175,000	$3.00	August 17, 2026*
150,000	150,000	$1.50	November 22, 2027

*   275,000 options expired unexercised on March 2, 2023 due to the death of the optionee

Option based payment expense

The fair value of stock options granted during the year ended January 31, 2023 was $418,710 (2022 – $4,152,789; 2021 – $221,193) which has been recognized as option based payments.

Total option based payments recognized during the year ended January 31, 2023 was $432,895 (2022 – $4,138,604; 2021 – $221,193) which has been recorded in the statements of comprehensive loss as option based payments with corresponding contributed surplus recorded in shareholders' equity.

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2023	2022	2021

Risk-free interest rate	3.82%	0.85%	0.24%
Expected life of options	1.70 years	4.08 year	1 year
Annualized volatility	167.44%	102.9%	98.41%
Dividends	0.00%	0.00%	0.00%

Warrants

No share purchase warrants were outstanding and exercisable at January 31 2023, 2022 and 2021.